Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Common Stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	4,079,134	1,251,339	971,013
Common Stock shares outstanding	4,079,134	1,251,339	971,013